SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On May 12, 2014, the Company hired a new CFO. Per the terms of the employment agreement, the CFO will earn a salary of $125,000 per year and was granted 100,000 stock options as a signing bonus.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2014 through the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.

On January 2, 2014 the Company executed an amendment to their securities redemption option agreement with Vicis Capital Master Fund that provides an option to purchase all of the outstanding shares and derivative securities held by Vicis for a total of $6,000,000. The term of the option is through March 31, 2014. The original agreement payment was for $9,000,000 and term was through December 30, 2013.

On March 17, 2014, the Company entered into a securities purchase agreement, pursuant to which the Company sold an aggregate of 8,333,333 shares of the Company’s common stock for $1.20 per share, or gross proceeds of $10,000,000.